The Alger Funds

100 Pearl Street, 27th Floor

New York, New York 10004

June 30, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Alger International Small Cap Fund, a series of The Alger Funds

(File Nos. 33-4959 and 811-1355)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of The Alger Funds (the “Trust”) that the Prospectus and the Statement of Additional Information relating to the Alger International Small Cap Fund, a series of the Trust, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 153 to the Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 23, 2025.

Should members of the Staff have any questions or comments, they should call me at (212) 806-8806 or email mpillinger@alger.com.

Very truly yours,

/s/ Mia G. Pillinger
Mia G. Pillinger